Notes to the Balance Sheet - Summary of Accrued Expenses (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses [Line Items]
Accruals for Audit Fees and other related Costs	€ 3,178	€ 2,458
Accrued expenses
Accrued Expenses [Line Items]
Accruals for External Laboratory Services	37,002	78,737
Accrued Personnel Expenses for Payments to Employees and Management	23,902	19,489
Accruals for Outstanding Invoices	14,263	11,908
Accruals for Revenue Deductions from Product Sales	1,878	2,364
Accruals for Legal Fees	278	1,091
Accruals for Audit Fees and other related Costs	378	1,790
Accruals for License Payments	2,236	2,039
Total	€ 79,936	€ 117,418